DISTRIBUTION OF INCOME - Appropriations to reserves (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Distribution Of Income [Abstract]
Statutory reserve fund	$ 826	5,035		16,214
Enterprise expansion fund
Staff welfare and bonus fund
Dividends
Appropriations to reserves	$ 826	5,035		16,214